Goodwill and other intangible assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at beginning of year	$ 24,838	$ 23,991	$ 21,529
Acquisitions during the year			3,868
Foreign exchange translation adjustment	789	847	(1,406)
Balance at end of year	25,627	24,838	23,991
Cayman
Goodwill [Roll Forward]
Balance at beginning of year	551	551	0
Acquisitions during the year			551
Foreign exchange translation adjustment	0	0	0
Balance at end of year	551	551	551
Channel Islands and the UK
Goodwill [Roll Forward]
Balance at beginning of year	22,245	21,427	21,529
Acquisitions during the year			1,231
Foreign exchange translation adjustment	719	818	(1,333)
Balance at end of year	22,964	22,245	21,427
Other
Goodwill [Roll Forward]
Balance at beginning of year	2,042	2,013	0
Acquisitions during the year			2,086
Foreign exchange translation adjustment	70	29	(73)
Balance at end of year	$ 2,112	$ 2,042	$ 2,013